SCHEDULE OF FUTURE MINIMUM RENTAL PAYMENTS FOR OPERATING LEASE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 158,029	$ 158,029
2022	72,638	72,638
2023	74,112	74,112
2024	75,362	75,362
2025	76,390	76,390
Subsequent	19,162	19,162
Total	$ 475,693	$ 475,693